16. Segment reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment reporting

Note 12 – Segment reporting

The Company consists of two types of operations. Focus Universal, Inc. and Perfecular Inc. (“Focus”) involve wholesale, research and development of universal smart instrument and farming devices. AVX Design & Integration, Inc. (“AVX”) is an IoT installation and management company specializing in high performance and easy to use audio/video, home theater, lighting control, automation, and integration. The table below discloses income statement information by segment.

	Three months ended March 31, 2021
	Focus	AVX	Total

Revenue	$313,530	$39,742	$353,272
Revenue - related party	10,191	–	10,191
Total revenue	323,721	39,742	363,463

Cost of Revenue	254,223	38,040	292,263

Gross Profit	69,498	1,702	71,200

Operating Expenses:
Selling	332	180	512
Compensation - officers	39,100	–	39,100
Research and development	63,150	–	63,150
Professional fees	376,633	914	377,547
General and administrative	239,513	70,571	310,084
Total Operating Expenses	718,728	71,665	790,393

Loss from Operations	(649,230)	(69,963)	(719,193)

Other Income (Expense):
Interest income (expense), net	(6,670)	(863)	(7,533)
Interest (expense) – related party	–	–	–
Other income (expense), net	45,385	(1,175)	44,210
Total other income (expense)	38,715	(2,038)	36,677

Loss before income taxes	(610, 515	(72,003)	(682,516)

Tax expense	–	–	–

Net Loss	$(610,515)	$(72,003)	$(682,516)

Note 16 – Segment reporting

The Company consists of two types of operations. Focus Universal, Inc. and Perfecular Inc. (“Focus”) involve wholesale, research and development of universal smart instrument and farming devices. AVX Design & Integration, Inc. (“AVX”) is an IoT installation and management company, specializes in high performance and easy to use Audio/Video, Home Theater, Lighting Control, Automation and Integration. The table below discloses income statement information by segment.

	Year ended December 31, 2020
	Focus	AVX	Total

Revenue	$946,641	$705,877	$1,652,518
Revenue - related party	26,449	–	26,449
Total revenue	973,090	705,877	1,678,967

Cost of Revenue	728,597	666,590	1,395,187

Gross Profit	244,493	39,287	283,780

Operating Expenses:
Selling	13,650	8,940	22,590
Compensation - officers	142,100	–	142,100
Research and development	256,636	–	256,636
Professional fees	1,291,729	5,431	1,297,160
General and administrative	959,426	309,781	1,269,207
Total Operating Expenses	2,663,541	324,152	2,987,693

Loss from Operations	(2,419,048)	(284,865)	(2,703,913)

Other Income (Expense):
Interest income (expense), net	(2,073)	(1,999)	(4,072)
Interest (expense) – related party	(81)	–	(81)
Other income	154,194	16,759	170,953
Total other income (expense)	152,040	14,760	166,800

Loss before income taxes	(2,267,008)	(270,105)	(2,537,113)

Tax expense	–	–	–

Net Loss	$(2,267,008)	$(270,105)	$(2,537,113)